Finance Lease (Tables)	12 Months Ended
Dec. 31, 2023
Finance Lease
Schedule of maturities of the finance lease liability

Maturities of the finance lease liability as December 31, 2023 are as follows:

(In thousands)
Due during the year ending December 31,
2024	$93
2025	130
2026	210
2027	210
2028	207
Thereafter	8,760
Total lease payments	$9,610
Interest	(6,846)
Lease Liability	$2,764